Other Income and Other Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Other Gains (Losses), Net [Abstract]
Schedule of Other Income

Other income consists of the followings:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Government subsidies	317,575	491,956	498,591	64,059
Sale of scrap materials	—	206,215	—	—
Others	312,971	178,482	82,926	10,654
	630,546	876,653	581,517	74,713

Schedule of Other Gains (Losses), Net

Other gains (losses), net consist of the followings:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Exchange (losses) gains, net	(1,317,168)	1,121,688	970,032	124,630
(Loss) gain on disposal of plant and equipment	(67,423)	(189,087)	1,858,934	238,836
Donation	(142,791)	(18,425)	(20,493)	(2,633)
Others	(89,670)	(96,300)	(123,332)	(15,846)
	(1,617,052)	817,876	2,685,141	344,987